SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Well bbl
Planned PUD wells | Well	18
Future wells costs | $	$ 23,324,061	[1]
Total gross PUD added	4,070,520
Total net PUD added	2,488,391
Year 2021 [Member]
Planned PUD wells | Well	5
Future wells costs | $	$ 3,824,061	[1]
Total gross PUD added	1,299,469
Total net PUD added	794,392
Year 2022 [Member]
Planned PUD wells | Well	6
Future wells costs | $	$ 9,000,000	[1]
Total gross PUD added	1,219,638
Total net PUD added	745,589
Year 2023 [Member]
Planned PUD wells | Well	7
Future wells costs | $	$ 10,500,000	[1]
Total gross PUD added	1,551,413
Total net PUD added	948,410

[1]	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.